Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Balance at beginning of year	$ 130	$ 92
Balance at end of year	138	130	$ 92
Listed investments | Available-for-sale and held-to-maturity
Disclosure of financial assets [line items]
Balance at beginning of year	57	35
Balance at end of year	84	57	35
Non-current investments | Listed investments | Available-for-sale
Disclosure of financial assets [line items]
Balance at beginning of year	46	29	47
Additions	9	8	8
Disposals	(1)	(1)	(3)
Fair value adjustments	19	7	(7)
Impairments	(3)	0	(9)
Translation	3	3	(7)
Balance at end of year	73	46	29
Non-current investments | Listed investments | Available-for-sale | International Tower Hill Mines Limited (ITH)
Disclosure of financial assets [line items]
Balance at beginning of year	9	2
Balance at end of year	7	9	2
Non-current investments | Listed investments | Available-for-sale | Corvus Gold Corporation
Disclosure of financial assets [line items]
Balance at beginning of year	7	4
Balance at end of year	25	7	4
Non-current investments | Listed investments | Available-for-sale | Various listed investments held by Environmental Rehabilitation Trust Fund
Disclosure of financial assets [line items]
Balance at beginning of year	18	17
Balance at end of year	22	18	17
Non-current investments | Listed investments | Available-for-sale | Pure Gold Mining
Disclosure of financial assets [line items]
Balance at beginning of year	8	1
Balance at end of year	11	8	1
Non-current investments | Listed investments | Available-for-sale | Orinoco Gold Limited
Disclosure of financial assets [line items]
Balance at beginning of year	0	0
Balance at end of year	4	0	0
Non-current investments | Listed investments | Available-for-sale | Other
Disclosure of financial assets [line items]
Balance at beginning of year	4	5
Balance at end of year	4	4	5
Non-current investments | Listed investments | Held-to-maturity
Disclosure of financial assets [line items]
Balance at beginning of year	6	5
Balance at end of year	4	6	5
Fair value	6	8	6
Sensitivity	1	1	1
Non-current investments | Unlisted investments | Held-to-maturity
Disclosure of financial assets [line items]
Balance at beginning of year	73	57	72
Additions	81	66	77
Maturities	(73)	(58)	(74)
Transfer to non-current assets and liabilities held for sale	(32)	0	0
Accrued interest	0	1	0
Translation	5	7	(18)
Balance at end of year	54	73	57
Non-current investments | Unlisted investments | Held-to-maturity
Disclosure of financial assets [line items]
Balance at beginning of year	73	57
Balance at end of year	54	73	57
Non-current investments | Unlisted investments | Held-to-maturity | Other
Disclosure of financial assets [line items]
Balance at beginning of year	4	2
Balance at end of year	1	4	2
Non-current investments | Unlisted investments | Held-to-maturity | Negotiable Certificates of Deposit - Environmental Rehabilitation Trust Fund administered by Ashburton Investments
Disclosure of financial assets [line items]
Balance at beginning of year	69	55
Balance at end of year	53	69	55
Current investments | Listed investments | Available-for-sale
Disclosure of financial assets [line items]
Balance at beginning of year	5	1
Balance at end of year	$ 7	$ 5	$ 1